Financing Activities	12 Months Ended
Dec. 31, 2012
Financing Activities

13. FINANCING ACTIVITIES

AEP Common Stock

Listed below is a reconciliation of common stock share activity for the years ended December 31, 2012, 2011 and 2010:

		Held in
Shares of AEP Common Stock	Issued	Treasury
Balance, December 31, 2009	498,333,265	20,278,858
Issued	2,781,616	-
Treasury Stock Acquired	-	28,867
Balance, December 31, 2010	501,114,881	20,307,725
Issued	2,644,579	-
Treasury Stock Acquired	-	28,867
Balance, December 31, 2011	503,759,460	20,336,592
Issued	2,245,502	-
Balance, December 31, 2012	506,004,962	20,336,592

Preferred Stock

In December 2011, AEP subsidiaries redeemed all of their outstanding preferred stock with a par value of $60 million at a premium, resulting in a $2.8 million loss, which is included in Preferred Stock Dividend Requirements of Subsidiaries Including Capital Stock Expense on the statement of income.

Long-term Debt

The following details long-term debt outstanding as of December 31, 2012 and 2011:

	Weighted
	Average
	Interest
	Rate as of	Interest Rate Ranges as of		Outstanding as of
	December 31,	December 31,		December 31,
Type of Debt and Maturity	2012	2012	2011	2012	2011
				(in millions)
Senior Unsecured Notes (a)
2012-2042	5.46%	0.685%-8.13%	0.955%-8.13%	$12,712	$11,737

Pollution Control Bonds (b)
2012-2038 (c)	3.58%	0.11%-6.30%	0.06%-6.30%	1,958	2,112

Notes Payable (d)
2012-2032	4.35%	1.913%-8.03%	2.029%-8.03%	427	402

Securitization Bonds (e)
2013-2024	4.21%	0.88%-6.25%	4.98%-6.25%	2,281	1,688

Junior Subordinated Debentures (a)
2063			8.75%	-	315

Spent Nuclear Fuel Obligation (f)				265	265

Other Long-term Debt (g)
2015-2059	2.63%	1.72%-13.718%	3.00%-13.718%	140	29

Fair Value of Interest Rate Hedges				3	7
Unamortized Discount, Net				(29)	(39)
Total Long-term Debt Outstanding				17,757	16,516
Long-term Debt Due Within One Year				2,171	1,433
Long-term Debt				$15,586	$15,083

(a)       In 2012, AEP issued $850 million of Senior Unsecured Notes used to retire $243 million of Senior Unsecured Notes and $315 million of Junior Subordinated Debentures.

(b)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks, standby bond purchase agreements and insurance policies support certain series.

(c)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year on the balance sheets.

(d)       Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.

(e)       In 2012, AEP Texas Central Transition Funding III LLC issued $800 million of Securitization Bonds (see Note 15).

(f)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see "SNF Disposal" section of Note 5).

(g)       In 2012, I&M issued a $110 million three-year credit facility to be used for general corporate purposes.

Long-term debt outstanding as of December 31, 2012 is payable as follows:

						After
	2013	2014	2015	2016	2017	2017	Total
	(in millions)
Principal Amount	$2,171	$1,169	$1,438	$840	$1,655	$10,513	$17,786
Unamortized Discount, Net							(29)
Total Long-term Debt Outstanding							$17,757

In January 2013 and February 2013, I&M retired $12 million and $11 million, respectively, of Notes Payable related to DCC Fuel.

In January 2013, TCC retired $105 million of its outstanding Securitization Bonds.

In February 2013, OPCo retired $250 million of 5.5% Senior Unsecured Notes due in 2013.

As of December 31, 2012, trustees held, on our behalf, $583 million of our reacquired Pollution Control Bonds.

Dividend Restrictions

Parent Restrictions

The holders of our common stock are entitled to receive the dividends declared by our Board of Directors provided funds are legally available for such dividends. Our income derives from our common stock equity in the earnings of our utility subsidiaries.

Pursuant to the leverage restrictions in our credit agreements, we must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%. The payment of cash dividends indirectly results in an increase in the percentage of debt to total capitalization of the company distributing the dividend. The method for calculating outstanding debt and capitalization is contractually defined in the credit agreements. None of AEP's retained earnings were restricted for the purpose of the payment of dividends.

Utility Subsidiaries' Restrictions

Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of our utility subsidiaries to transfer funds to us in the form of dividends. Specifically, several of our public utility subsidiaries have credit agreements that contain a covenant that limits their debt to capitalization ratio to 67.5%. As of December 31, 2012, the amount of restricted net assets of AEP's subsidiaries that may not be distributed to Parent in the form of a loan, advance or dividend was approximately $6 billion.

The Federal Power Act prohibits the utility subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.” The term “capital account” is not defined in the Federal Power Act or its regulations. Management understands “capital account” to mean the book value of the common stock. This restriction does not limit the ability of the utility subsidiaries to pay dividends out of retained earnings.

Lines of Credit and Short-term Debt

We use our commercial paper program to meet the short-term borrowing needs of our subsidiaries. The program is used to fund both a Utility Money Pool, which funds the utility subsidiaries, and a Nonutility Money Pool, which funds the majority of the nonutility subsidiaries. In addition, the program also funds, as direct borrowers, the short-term debt requirements of other subsidiaries that are not participants in either money pool for regulatory or operational reasons. As of December 31, 2012, we had credit facilities totaling $3.25 billion to support our commercial paper program. The maximum amount of commercial paper outstanding during 2012 was $1.2 billion and the weighted average interest rate of commercial paper outstanding during 2012 was 0.44%. Our outstanding short-term debt was as follows:

	December 31,
	2012		2011
	Outstanding	Interest	Outstanding	Interest
Type of Debt	Amount	Rate (a)	Amount	Rate (a)
	(in millions)		(in millions)
Securitized Debt for Receivables (b)	$657	0.26%	$666	0.27%
Commercial Paper	321	0.42%	967	0.51%
Line of Credit – Sabine (c)	3	1.82%	17	1.79%
Total Short-term Debt	$981		$1,650

(a)       Weighted average rate.

(b)       Amount of securitized debt for receivables as accounted for under the "Transfers and Servicing" accounting guidance.

(c)       This line of credit does not reduce available liquidity under AEP's credit facilities.

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 5.

Securitized Accounts Receivable – AEP Credit

AEP Credit has a receivables securitization agreement with bank conduits. Under the securitization agreement, AEP Credit receives financing from the bank conduits for the interest in the receivables AEP Credit acquires from affiliated utility subsidiaries. AEP Credit continues to service the receivables. These securitized transactions allow AEP Credit to repay its outstanding debt obligations, continue to purchase our operating companies' receivables and accelerate AEP Credit's cash collections.

In 2012, we renewed AEP Credit's receivables securitization agreement. The agreement provides a commitment of $700 million from bank conduits to finance receivables from AEP Credit. A commitment of $385 million expires in June 2013 and the remaining commitment of $315 million expires in June 2015.

Accounts receivable information for AEP Credit is as follows:

	Years Ended December 31,
	2012	2011	2010
	(dollars in millions)
Effective Interest Rates on Securitization of
Accounts Receivable	0.26%	0.27%	0.31%
Net Uncollectible Accounts Receivable Written Off	$29	$37	$22

	December 31,
	2012	2011
	(in millions)
Accounts Receivable Retained Interest and Pledged as Collateral
Less Uncollectible Accounts	$835	$902
Total Principal Outstanding	657	666
Delinquent Securitized Accounts Receivable	37	38
Bad Debt Reserves Related to Securitization/Sale of Accounts Receivable	21	18
Unbilled Receivables Related to Securitization/Sale of Accounts Receivable	316	370

Customer accounts receivable retained and securitized for our operating companies are managed by AEP Credit. AEP Credit's delinquent customer accounts receivable represents accounts greater than 30 days past due.

Appalachian Power Co [Member]
Financing Activities

12. FINANCING ACTIVITIES

Preferred Stock

In December 2011, the Registrant Subsidiaries redeemed all of their outstanding preferred stock, resulting in a loss, which is included in Preferred Stock Dividend Requirements Including Capital Stock Expense on the statements of income. The par value of preferred stock redeemed and the loss recorded by the Registrant Subsidiaries was as follows:

	Par Value of	Loss on
Company	Stock Redeemed	Redemption
	(in thousands)
APCo	$17,736	$1,013
I&M	8,072	314
OPCo	16,613	488
PSO	4,882	254
SWEPCo	4,694	369

		Number of Shares Redeemed
		Years Ended December 31,
Company	Series	2011	2010
APCo	4.50%	177,465	53
I&M	4.12%	11,055	-
I&M	4.125%	55,257	44
I&M	4.56%	14,412	-
OPCo	4.08%	14,495	100
OPCo	4.20%	22,824	-
OPCo	4.40%	31,482	-
OPCo	4.50%	97,357	6
PSO	4.00%	44,508	-
PSO	4.24%	4,310	3,759
SWEPCo	4.28%	7,386	-
SWEPCo	4.65%	1,907	-
SWEPCo	5.00%	37,665	8

Long-term Debt

There are certain limitations on establishing liens against the Registrant Subsidiaries' assets under their respective indentures. None of the long-term debt obligations of the Registrant Subsidiaries have been guaranteed or secured by AEP or any of its affiliates.

The following details long-term debt outstanding as of December 31, 2012 and 2011:

		Weighted
		Average
		Interest
		Rate as of			Outstanding as of
		December 31,	Interest Rate Ranges as of December 31,		December 31,
Company	Maturity	2012	2012	2011	2012	2011
Senior Unsecured Notes					(in thousands)
APCo	2012-2038	5.43%	0.685%-7.95%	3.40%-7.95%	$3,167,559	$3,141,843
I&M	2012-2037	6.24%	5.05%-7.00%	5.05%-7.00%	1,171,080	1,270,599
OPCo	2012-2035	5.84%	4.85%-6.60%	0.955%-6.60%	3,142,615	3,291,823
PSO	2016-2037	5.52%	4.40%-6.625%	4.40%-6.625%	896,364	896,023
SWEPCo	2015-2040	5.56%	3.55%-6.45%	4.90%-6.45%	1,822,653	1,548,437

Pollution Control Bonds (a)
APCo	2012-2038 (b)	2.01%	0.12%-5.375%	0.07%-6.05%	532,500	582,000
I&M	2012-2025 (b)	4.03%	0.11%-6.25%	0.06%-6.25%	266,531	266,494
OPCo	2012-2038 (b)	3.72%	0.13%-5.80%	0.07%-5.80%	517,825	562,325
PSO	2014-2020	5.03%	4.45%-5.25%	4.45%-5.25%	46,360	46,360
SWEPCo	2015-2018	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	135,200

Notes Payable - Affiliated
OPCo	2015	5.25%	5.25%	5.25%	200,000	200,000

Notes Payable - Nonaffiliated
I&M	2013-2016	2.42%	1.913%-5.44%	2.029%-5.44%	224,376	234,590
SWEPCo	2012-2032	5.09%	4.58%-6.37%	6.37%-7.03%	88,375	45,000

Spent Nuclear Fuel Obligation (c)
I&M					265,249	265,065

Other Long-term Debt
APCo	2026	13.718%	13.718%	13.718%	2,383	2,408
I&M (d)	2015-2025	2.39%	1.72%-6.00%	6.00%	130,430	20,927
PSO	2027	3.00%	3.00%	3.00%	7,147	4,981

(a)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks, standby bond purchase agreements and insurance policies support certain series.

(b)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year – Nonaffiliated on the balance sheets.

(c)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 4).

(d)       In 2012, I&M issued a $110 million three-year credit facility to be used for general corporate purposes.

Long-term debt outstanding as of December 31, 2012 is payable as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2013	$574,679	$203,953	$856,000	$764	$3,250
2014	100,033	353,946	403,580	34,115	3,250
2015	500,038	253,730	286,000	427	306,750
2016	65,393	4,158	350,000	150,440	3,250
2017	250,049	1,479	-	454	253,250
After 2017	2,219,692	1,244,789	1,972,245	767,307	1,478,825
Principal Amount	3,709,884	2,062,055	3,867,825	953,507	2,048,575
Unamortized Discount, Net	(7,442)	(4,389)	(7,385)	(3,636)	(2,347)
Total Long-term Debt
Outstanding	$3,702,442	$2,057,666	$3,860,440	$949,871	$2,046,228

Dividend Restrictions

The Registrant Subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the Registrant Subsidiaries to transfer funds to Parent in the form of dividends.

Federal Power Act

The Federal Power Act prohibits each of the Registrant Subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.” The term “capital account” is not defined in the Federal Power Act or its regulations. Management understands “capital account” to mean the book value of the common stock.

Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generating plants. Because of their respective ownership of such plants, this reserve applies to APCo, I&M and OPCo.

None of these restrictions limit the ability of the Registrant Subsidiaries to pay dividends out of retained earnings.

Leverage Restrictions

Pursuant to the credit agreement leverage restrictions, APCo, I&M and OPCo must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%. As of December 31, 2012, $32 million of APCo's retained earnings and none of I&M's or OPCo's retained earnings have restrictions related to the payment of dividends to Parent.

Utility Money Pool – AEP System

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of the subsidiaries. The corporate borrowing program includes a Utility Money Pool, which funds AEP's utility subsidiaries. The AEP System Utility Money Pool operates in accordance with the terms and conditions approved in a regulatory order. The amount of outstanding loans (borrowings) to/from the Utility Money Pool as of December 31, 2012 and 2011 is included in Advances to/from Affiliates on each of the Registrant Subsidiaries' balance sheets. The Utility Money Pool participants' money pool activity and their corresponding authorized borrowing limits for the years ended December 31, 2012 and 2011 are described in the following tables:

Year Ended December 31, 2012:

					Net
					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2012	Limit
	(in thousands)
APCo	$350,153	$23,504	$161,363	$22,821	$(150,941)	$600,000
I&M	-	362,733	-	202,439	116,977	500,000
OPCo	126,975	290,356	47,820	105,154	116,422	600,000
PSO	-	177,778	-	92,697	10,558	300,000
SWEPCo	227,087	173,778	147,338	78,994	153,829	350,000

Year Ended December 31, 2011:

					Net
					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2011	Limit
	(in thousands)
APCo	$217,876	$393,811	$117,378	$96,186	$(176,240)	$600,000
I&M	57,352	219,386	23,793	56,999	95,714	500,000
OPCo	46,761	452,187	31,365	225,728	219,458	600,000
PSO	96,034	255,611	41,971	88,805	39,876	300,000
SWEPCo	136,752	105,184	47,232	38,798	(132,473)	350,000

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2012	2011	2010
Maximum Interest Rate	0.56%	0.56%	0.55%
Minimum Interest Rate	0.39%	0.06%	0.09%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool for the years ended December 31, 2012, 2011 and 2010 are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate			Average Interest Rate
	for Funds Borrowed			for Funds Loaned
	from Utility Money Pool for			to Utility Money Pool for
	Years Ended December 31,			Years Ended December 31,
Company	2012	2011	2010	2012	2011	2010
APCo	0.47%	0.42%	0.26%	0.47%	0.32%	-%
I&M	-%	0.39%	0.43%	0.46%	0.38%	0.24%
OPCo	0.47%	0.45%	-%	0.47%	0.35%	0.22%
PSO	-%	0.41%	0.31%	0.46%	0.32%	0.17%
SWEPCo	0.53%	0.40%	0.19%	0.45%	0.33%	0.27%

Interest expense related to the Utility Money Pool is included in Interest Expense on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries incurred interest expense for amounts borrowed from the Utility Money Pool as follows:

	Years Ended December 31,
Company	2012	2011	2010
		(in thousands)
APCo	$772	$198	$611
I&M	-	20	17
OPCo	555	12	16
PSO	11	85	102
SWEPCo	977	174	11

Interest income related to the Utility Money Pool is included in Interest Income on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries earned interest income for amounts advanced to the Utility Money Pool as follows:

	Years Ended December 31,
Company	2012	2011	2010
		(in thousands)
APCo	$123	$313	$9
I&M	963	226	219
OPCo	1,038	820	708
PSO	435	250	19
SWEPCo	320	32	438

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 4.

Sale of Receivables – AEP Credit

Under a sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit's financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary's receivables. APCo does not have regulatory authority to sell its West Virginia accounts receivable. The costs of customer accounts receivable sold are reported in Other Operation expense on the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries manage and service their customer accounts receivable sold.

In 2012, AEP Credit renewed its receivables securitization agreement. The agreement provides a commitment of $700 million from bank conduits to finance receivables from AEP Credit. A commitment of $385 million expires in June 2013 and the remaining commitment of $315 million expires in June 2015.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary as of December 31, 2012 and 2011 was as follows:

	December 31,
Company	2012	2011
	(in thousands)
APCo	$153,719	$121,605
I&M	123,447	121,597
OPCo	300,675	346,695
PSO	85,530	123,172
SWEPCo	132,449	140,440

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$6,883	$9,612	$9,194
I&M	6,121	6,168	6,770
OPCo	20,312	18,851	20,630
PSO	7,054	6,363	5,406
SWEPCo	6,140	5,672	5,688

The Registrant Subsidiaries' proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$1,353,920	$1,248,253	$1,418,487
I&M	1,344,260	1,323,068	1,283,955
OPCo	2,952,723	3,461,758	3,495,609
PSO	1,157,174	1,299,190	1,196,586
SWEPCo	1,481,925	1,495,397	1,402,525

Indiana Michigan Power Co [Member]
Financing Activities

12. FINANCING ACTIVITIES

Preferred Stock

In December 2011, the Registrant Subsidiaries redeemed all of their outstanding preferred stock, resulting in a loss, which is included in Preferred Stock Dividend Requirements Including Capital Stock Expense on the statements of income. The par value of preferred stock redeemed and the loss recorded by the Registrant Subsidiaries was as follows:

	Par Value of	Loss on
Company	Stock Redeemed	Redemption
	(in thousands)
APCo	$17,736	$1,013
I&M	8,072	314
OPCo	16,613	488
PSO	4,882	254
SWEPCo	4,694	369

		Number of Shares Redeemed
		Years Ended December 31,
Company	Series	2011	2010
APCo	4.50%	177,465	53
I&M	4.12%	11,055	-
I&M	4.125%	55,257	44
I&M	4.56%	14,412	-
OPCo	4.08%	14,495	100
OPCo	4.20%	22,824	-
OPCo	4.40%	31,482	-
OPCo	4.50%	97,357	6
PSO	4.00%	44,508	-
PSO	4.24%	4,310	3,759
SWEPCo	4.28%	7,386	-
SWEPCo	4.65%	1,907	-
SWEPCo	5.00%	37,665	8

Long-term Debt

There are certain limitations on establishing liens against the Registrant Subsidiaries' assets under their respective indentures. None of the long-term debt obligations of the Registrant Subsidiaries have been guaranteed or secured by AEP or any of its affiliates.

The following details long-term debt outstanding as of December 31, 2012 and 2011:

		Weighted
		Average
		Interest
		Rate as of			Outstanding as of
		December 31,	Interest Rate Ranges as of December 31,		December 31,
Company	Maturity	2012	2012	2011	2012	2011
Senior Unsecured Notes					(in thousands)
APCo	2012-2038	5.43%	0.685%-7.95%	3.40%-7.95%	$3,167,559	$3,141,843
I&M	2012-2037	6.24%	5.05%-7.00%	5.05%-7.00%	1,171,080	1,270,599
OPCo	2012-2035	5.84%	4.85%-6.60%	0.955%-6.60%	3,142,615	3,291,823
PSO	2016-2037	5.52%	4.40%-6.625%	4.40%-6.625%	896,364	896,023
SWEPCo	2015-2040	5.56%	3.55%-6.45%	4.90%-6.45%	1,822,653	1,548,437

Pollution Control Bonds (a)
APCo	2012-2038 (b)	2.01%	0.12%-5.375%	0.07%-6.05%	532,500	582,000
I&M	2012-2025 (b)	4.03%	0.11%-6.25%	0.06%-6.25%	266,531	266,494
OPCo	2012-2038 (b)	3.72%	0.13%-5.80%	0.07%-5.80%	517,825	562,325
PSO	2014-2020	5.03%	4.45%-5.25%	4.45%-5.25%	46,360	46,360
SWEPCo	2015-2018	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	135,200

Notes Payable - Affiliated
OPCo	2015	5.25%	5.25%	5.25%	200,000	200,000

Notes Payable - Nonaffiliated
I&M	2013-2016	2.42%	1.913%-5.44%	2.029%-5.44%	224,376	234,590
SWEPCo	2012-2032	5.09%	4.58%-6.37%	6.37%-7.03%	88,375	45,000

Spent Nuclear Fuel Obligation (c)
I&M					265,249	265,065

Other Long-term Debt
APCo	2026	13.718%	13.718%	13.718%	2,383	2,408
I&M (d)	2015-2025	2.39%	1.72%-6.00%	6.00%	130,430	20,927
PSO	2027	3.00%	3.00%	3.00%	7,147	4,981

(a)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks, standby bond purchase agreements and insurance policies support certain series.

(b)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year – Nonaffiliated on the balance sheets.

(c)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 4).

(d)       In 2012, I&M issued a $110 million three-year credit facility to be used for general corporate purposes.

Long-term debt outstanding as of December 31, 2012 is payable as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2013	$574,679	$203,953	$856,000	$764	$3,250
2014	100,033	353,946	403,580	34,115	3,250
2015	500,038	253,730	286,000	427	306,750
2016	65,393	4,158	350,000	150,440	3,250
2017	250,049	1,479	-	454	253,250
After 2017	2,219,692	1,244,789	1,972,245	767,307	1,478,825
Principal Amount	3,709,884	2,062,055	3,867,825	953,507	2,048,575
Unamortized Discount, Net	(7,442)	(4,389)	(7,385)	(3,636)	(2,347)
Total Long-term Debt
Outstanding	$3,702,442	$2,057,666	$3,860,440	$949,871	$2,046,228

In January 2013 and February 2013, I&M retired $12 million and $11 million, respectively, of Notes Payable related to DCC Fuel.

Dividend Restrictions

The Registrant Subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the Registrant Subsidiaries to transfer funds to Parent in the form of dividends.

Federal Power Act

The Federal Power Act prohibits each of the Registrant Subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.” The term “capital account” is not defined in the Federal Power Act or its regulations. Management understands “capital account” to mean the book value of the common stock.

Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generating plants. Because of their respective ownership of such plants, this reserve applies to APCo, I&M and OPCo.

None of these restrictions limit the ability of the Registrant Subsidiaries to pay dividends out of retained earnings.

Leverage Restrictions

Pursuant to the credit agreement leverage restrictions, APCo, I&M and OPCo must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%. As of December 31, 2012, $32 million of APCo's retained earnings and none of I&M's or OPCo's retained earnings have restrictions related to the payment of dividends to Parent.

Utility Money Pool – AEP System

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of the subsidiaries. The corporate borrowing program includes a Utility Money Pool, which funds AEP's utility subsidiaries. The AEP System Utility Money Pool operates in accordance with the terms and conditions approved in a regulatory order. The amount of outstanding loans (borrowings) to/from the Utility Money Pool as of December 31, 2012 and 2011 is included in Advances to/from Affiliates on each of the Registrant Subsidiaries' balance sheets. The Utility Money Pool participants' money pool activity and their corresponding authorized borrowing limits for the years ended December 31, 2012 and 2011 are described in the following tables:

Year Ended December 31, 2012:

					Net
					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2012	Limit
	(in thousands)
APCo	$350,153	$23,504	$161,363	$22,821	$(150,941)	$600,000
I&M	-	362,733	-	202,439	116,977	500,000
OPCo	126,975	290,356	47,820	105,154	116,422	600,000
PSO	-	177,778	-	92,697	10,558	300,000
SWEPCo	227,087	173,778	147,338	78,994	153,829	350,000

Year Ended December 31, 2011:

					Net
					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2011	Limit
	(in thousands)
APCo	$217,876	$393,811	$117,378	$96,186	$(176,240)	$600,000
I&M	57,352	219,386	23,793	56,999	95,714	500,000
OPCo	46,761	452,187	31,365	225,728	219,458	600,000
PSO	96,034	255,611	41,971	88,805	39,876	300,000
SWEPCo	136,752	105,184	47,232	38,798	(132,473)	350,000

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2012	2011	2010
Maximum Interest Rate	0.56%	0.56%	0.55%
Minimum Interest Rate	0.39%	0.06%	0.09%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool for the years ended December 31, 2012, 2011 and 2010 are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate			Average Interest Rate
	for Funds Borrowed			for Funds Loaned
	from Utility Money Pool for			to Utility Money Pool for
	Years Ended December 31,			Years Ended December 31,
Company	2012	2011	2010	2012	2011	2010
APCo	0.47%	0.42%	0.26%	0.47%	0.32%	-%
I&M	-%	0.39%	0.43%	0.46%	0.38%	0.24%
OPCo	0.47%	0.45%	-%	0.47%	0.35%	0.22%
PSO	-%	0.41%	0.31%	0.46%	0.32%	0.17%
SWEPCo	0.53%	0.40%	0.19%	0.45%	0.33%	0.27%

Interest expense related to the Utility Money Pool is included in Interest Expense on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries incurred interest expense for amounts borrowed from the Utility Money Pool as follows:

	Years Ended December 31,
Company	2012	2011	2010
		(in thousands)
APCo	$772	$198	$611
I&M	-	20	17
OPCo	555	12	16
PSO	11	85	102
SWEPCo	977	174	11

Interest income related to the Utility Money Pool is included in Interest Income on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries earned interest income for amounts advanced to the Utility Money Pool as follows:

	Years Ended December 31,
Company	2012	2011	2010
		(in thousands)
APCo	$123	$313	$9
I&M	963	226	219
OPCo	1,038	820	708
PSO	435	250	19
SWEPCo	320	32	438

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 4.

Sale of Receivables – AEP Credit

Under a sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit's financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary's receivables. APCo does not have regulatory authority to sell its West Virginia accounts receivable. The costs of customer accounts receivable sold are reported in Other Operation expense on the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries manage and service their customer accounts receivable sold.

In 2012, AEP Credit renewed its receivables securitization agreement. The agreement provides a commitment of $700 million from bank conduits to finance receivables from AEP Credit. A commitment of $385 million expires in June 2013 and the remaining commitment of $315 million expires in June 2015.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary as of December 31, 2012 and 2011 was as follows:

	December 31,
Company	2012	2011
	(in thousands)
APCo	$153,719	$121,605
I&M	123,447	121,597
OPCo	300,675	346,695
PSO	85,530	123,172
SWEPCo	132,449	140,440

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$6,883	$9,612	$9,194
I&M	6,121	6,168	6,770
OPCo	20,312	18,851	20,630
PSO	7,054	6,363	5,406
SWEPCo	6,140	5,672	5,688

The Registrant Subsidiaries' proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$1,353,920	$1,248,253	$1,418,487
I&M	1,344,260	1,323,068	1,283,955
OPCo	2,952,723	3,461,758	3,495,609
PSO	1,157,174	1,299,190	1,196,586
SWEPCo	1,481,925	1,495,397	1,402,525

Ohio Power Co [Member]
Financing Activities

12. FINANCING ACTIVITIES

Preferred Stock

In December 2011, the Registrant Subsidiaries redeemed all of their outstanding preferred stock, resulting in a loss, which is included in Preferred Stock Dividend Requirements Including Capital Stock Expense on the statements of income. The par value of preferred stock redeemed and the loss recorded by the Registrant Subsidiaries was as follows:

	Par Value of	Loss on
Company	Stock Redeemed	Redemption
	(in thousands)
APCo	$17,736	$1,013
I&M	8,072	314
OPCo	16,613	488
PSO	4,882	254
SWEPCo	4,694	369

		Number of Shares Redeemed
		Years Ended December 31,
Company	Series	2011	2010
APCo	4.50%	177,465	53
I&M	4.12%	11,055	-
I&M	4.125%	55,257	44
I&M	4.56%	14,412	-
OPCo	4.08%	14,495	100
OPCo	4.20%	22,824	-
OPCo	4.40%	31,482	-
OPCo	4.50%	97,357	6
PSO	4.00%	44,508	-
PSO	4.24%	4,310	3,759
SWEPCo	4.28%	7,386	-
SWEPCo	4.65%	1,907	-
SWEPCo	5.00%	37,665	8

Long-term Debt

There are certain limitations on establishing liens against the Registrant Subsidiaries' assets under their respective indentures. None of the long-term debt obligations of the Registrant Subsidiaries have been guaranteed or secured by AEP or any of its affiliates.

The following details long-term debt outstanding as of December 31, 2012 and 2011:

		Weighted
		Average
		Interest
		Rate as of			Outstanding as of
		December 31,	Interest Rate Ranges as of December 31,		December 31,
Company	Maturity	2012	2012	2011	2012	2011
Senior Unsecured Notes					(in thousands)
APCo	2012-2038	5.43%	0.685%-7.95%	3.40%-7.95%	$3,167,559	$3,141,843
I&M	2012-2037	6.24%	5.05%-7.00%	5.05%-7.00%	1,171,080	1,270,599
OPCo	2012-2035	5.84%	4.85%-6.60%	0.955%-6.60%	3,142,615	3,291,823
PSO	2016-2037	5.52%	4.40%-6.625%	4.40%-6.625%	896,364	896,023
SWEPCo	2015-2040	5.56%	3.55%-6.45%	4.90%-6.45%	1,822,653	1,548,437

Pollution Control Bonds (a)
APCo	2012-2038 (b)	2.01%	0.12%-5.375%	0.07%-6.05%	532,500	582,000
I&M	2012-2025 (b)	4.03%	0.11%-6.25%	0.06%-6.25%	266,531	266,494
OPCo	2012-2038 (b)	3.72%	0.13%-5.80%	0.07%-5.80%	517,825	562,325
PSO	2014-2020	5.03%	4.45%-5.25%	4.45%-5.25%	46,360	46,360
SWEPCo	2015-2018	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	135,200

Notes Payable - Affiliated
OPCo	2015	5.25%	5.25%	5.25%	200,000	200,000

Notes Payable - Nonaffiliated
I&M	2013-2016	2.42%	1.913%-5.44%	2.029%-5.44%	224,376	234,590
SWEPCo	2012-2032	5.09%	4.58%-6.37%	6.37%-7.03%	88,375	45,000

Spent Nuclear Fuel Obligation (c)
I&M					265,249	265,065

Other Long-term Debt
APCo	2026	13.718%	13.718%	13.718%	2,383	2,408
I&M (d)	2015-2025	2.39%	1.72%-6.00%	6.00%	130,430	20,927
PSO	2027	3.00%	3.00%	3.00%	7,147	4,981

(a)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks, standby bond purchase agreements and insurance policies support certain series.

(b)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year – Nonaffiliated on the balance sheets.

(c)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 4).

(d)       In 2012, I&M issued a $110 million three-year credit facility to be used for general corporate purposes.

Long-term debt outstanding as of December 31, 2012 is payable as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2013	$574,679	$203,953	$856,000	$764	$3,250
2014	100,033	353,946	403,580	34,115	3,250
2015	500,038	253,730	286,000	427	306,750
2016	65,393	4,158	350,000	150,440	3,250
2017	250,049	1,479	-	454	253,250
After 2017	2,219,692	1,244,789	1,972,245	767,307	1,478,825
Principal Amount	3,709,884	2,062,055	3,867,825	953,507	2,048,575
Unamortized Discount, Net	(7,442)	(4,389)	(7,385)	(3,636)	(2,347)
Total Long-term Debt
Outstanding	$3,702,442	$2,057,666	$3,860,440	$949,871	$2,046,228

In February 2013, OPCo retired $250 million of 5.5% Senior Unsecured Notes due in 2013.

As of December 31, 2012, trustees held, on behalf of OPCo, $463 million of its reacquired Pollution Control Bonds.

Dividend Restrictions

The Registrant Subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the Registrant Subsidiaries to transfer funds to Parent in the form of dividends.

Federal Power Act

The Federal Power Act prohibits each of the Registrant Subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.” The term “capital account” is not defined in the Federal Power Act or its regulations. Management understands “capital account” to mean the book value of the common stock.

Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generating plants. Because of their respective ownership of such plants, this reserve applies to APCo, I&M and OPCo.

None of these restrictions limit the ability of the Registrant Subsidiaries to pay dividends out of retained earnings.

Leverage Restrictions

Pursuant to the credit agreement leverage restrictions, APCo, I&M and OPCo must maintain a percentage of debt to total capitalization at a level that does not exceed 67.5%. As of December 31, 2012, $32 million of APCo's retained earnings and none of I&M's or OPCo's retained earnings have restrictions related to the payment of dividends to Parent.

Utility Money Pool – AEP System

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of the subsidiaries. The corporate borrowing program includes a Utility Money Pool, which funds AEP's utility subsidiaries. The AEP System Utility Money Pool operates in accordance with the terms and conditions approved in a regulatory order. The amount of outstanding loans (borrowings) to/from the Utility Money Pool as of December 31, 2012 and 2011 is included in Advances to/from Affiliates on each of the Registrant Subsidiaries' balance sheets. The Utility Money Pool participants' money pool activity and their corresponding authorized borrowing limits for the years ended December 31, 2012 and 2011 are described in the following tables:

Year Ended December 31, 2012:

					Net
					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2012	Limit
	(in thousands)
APCo	$350,153	$23,504	$161,363	$22,821	$(150,941)	$600,000
I&M	-	362,733	-	202,439	116,977	500,000
OPCo	126,975	290,356	47,820	105,154	116,422	600,000
PSO	-	177,778	-	92,697	10,558	300,000
SWEPCo	227,087	173,778	147,338	78,994	153,829	350,000

Year Ended December 31, 2011:

					Net
					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2011	Limit
	(in thousands)
APCo	$217,876	$393,811	$117,378	$96,186	$(176,240)	$600,000
I&M	57,352	219,386	23,793	56,999	95,714	500,000
OPCo	46,761	452,187	31,365	225,728	219,458	600,000
PSO	96,034	255,611	41,971	88,805	39,876	300,000
SWEPCo	136,752	105,184	47,232	38,798	(132,473)	350,000

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2012	2011	2010
Maximum Interest Rate	0.56%	0.56%	0.55%
Minimum Interest Rate	0.39%	0.06%	0.09%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool for the years ended December 31, 2012, 2011 and 2010 are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate			Average Interest Rate
	for Funds Borrowed			for Funds Loaned
	from Utility Money Pool for			to Utility Money Pool for
	Years Ended December 31,			Years Ended December 31,
Company	2012	2011	2010	2012	2011	2010
APCo	0.47%	0.42%	0.26%	0.47%	0.32%	-%
I&M	-%	0.39%	0.43%	0.46%	0.38%	0.24%
OPCo	0.47%	0.45%	-%	0.47%	0.35%	0.22%
PSO	-%	0.41%	0.31%	0.46%	0.32%	0.17%
SWEPCo	0.53%	0.40%	0.19%	0.45%	0.33%	0.27%

Interest expense related to the Utility Money Pool is included in Interest Expense on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries incurred interest expense for amounts borrowed from the Utility Money Pool as follows:

	Years Ended December 31,
Company	2012	2011	2010
		(in thousands)
APCo	$772	$198	$611
I&M	-	20	17
OPCo	555	12	16
PSO	11	85	102
SWEPCo	977	174	11

Interest income related to the Utility Money Pool is included in Interest Income on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries earned interest income for amounts advanced to the Utility Money Pool as follows:

	Years Ended December 31,
Company	2012	2011	2010
		(in thousands)
APCo	$123	$313	$9
I&M	963	226	219
OPCo	1,038	820	708
PSO	435	250	19
SWEPCo	320	32	438

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 4.

Sale of Receivables – AEP Credit

Under a sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit's financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary's receivables. APCo does not have regulatory authority to sell its West Virginia accounts receivable. The costs of customer accounts receivable sold are reported in Other Operation expense on the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries manage and service their customer accounts receivable sold.

In 2012, AEP Credit renewed its receivables securitization agreement. The agreement provides a commitment of $700 million from bank conduits to finance receivables from AEP Credit. A commitment of $385 million expires in June 2013 and the remaining commitment of $315 million expires in June 2015.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary as of December 31, 2012 and 2011 was as follows:

	December 31,
Company	2012	2011
	(in thousands)
APCo	$153,719	$121,605
I&M	123,447	121,597
OPCo	300,675	346,695
PSO	85,530	123,172
SWEPCo	132,449	140,440

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$6,883	$9,612	$9,194
I&M	6,121	6,168	6,770
OPCo	20,312	18,851	20,630
PSO	7,054	6,363	5,406
SWEPCo	6,140	5,672	5,688

The Registrant Subsidiaries' proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$1,353,920	$1,248,253	$1,418,487
I&M	1,344,260	1,323,068	1,283,955
OPCo	2,952,723	3,461,758	3,495,609
PSO	1,157,174	1,299,190	1,196,586
SWEPCo	1,481,925	1,495,397	1,402,525

Public Service Co of Oklahoma [Member]
Financing Activities

12. FINANCING ACTIVITIES

Preferred Stock

In December 2011, the Registrant Subsidiaries redeemed all of their outstanding preferred stock, resulting in a loss, which is included in Preferred Stock Dividend Requirements Including Capital Stock Expense on the statements of income. The par value of preferred stock redeemed and the loss recorded by the Registrant Subsidiaries was as follows:

	Par Value of	Loss on
Company	Stock Redeemed	Redemption
	(in thousands)
APCo	$17,736	$1,013
I&M	8,072	314
OPCo	16,613	488
PSO	4,882	254
SWEPCo	4,694	369

		Number of Shares Redeemed
		Years Ended December 31,
Company	Series	2011	2010
APCo	4.50%	177,465	53
I&M	4.12%	11,055	-
I&M	4.125%	55,257	44
I&M	4.56%	14,412	-
OPCo	4.08%	14,495	100
OPCo	4.20%	22,824	-
OPCo	4.40%	31,482	-
OPCo	4.50%	97,357	6
PSO	4.00%	44,508	-
PSO	4.24%	4,310	3,759
SWEPCo	4.28%	7,386	-
SWEPCo	4.65%	1,907	-
SWEPCo	5.00%	37,665	8

Long-term Debt

There are certain limitations on establishing liens against the Registrant Subsidiaries' assets under their respective indentures. None of the long-term debt obligations of the Registrant Subsidiaries have been guaranteed or secured by AEP or any of its affiliates.

The following details long-term debt outstanding as of December 31, 2012 and 2011:

		Weighted
		Average
		Interest
		Rate as of			Outstanding as of
		December 31,	Interest Rate Ranges as of December 31,		December 31,
Company	Maturity	2012	2012	2011	2012	2011
Senior Unsecured Notes					(in thousands)
APCo	2012-2038	5.43%	0.685%-7.95%	3.40%-7.95%	$3,167,559	$3,141,843
I&M	2012-2037	6.24%	5.05%-7.00%	5.05%-7.00%	1,171,080	1,270,599
OPCo	2012-2035	5.84%	4.85%-6.60%	0.955%-6.60%	3,142,615	3,291,823
PSO	2016-2037	5.52%	4.40%-6.625%	4.40%-6.625%	896,364	896,023
SWEPCo	2015-2040	5.56%	3.55%-6.45%	4.90%-6.45%	1,822,653	1,548,437

Pollution Control Bonds (a)
APCo	2012-2038 (b)	2.01%	0.12%-5.375%	0.07%-6.05%	532,500	582,000
I&M	2012-2025 (b)	4.03%	0.11%-6.25%	0.06%-6.25%	266,531	266,494
OPCo	2012-2038 (b)	3.72%	0.13%-5.80%	0.07%-5.80%	517,825	562,325
PSO	2014-2020	5.03%	4.45%-5.25%	4.45%-5.25%	46,360	46,360
SWEPCo	2015-2018	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	135,200

Notes Payable - Affiliated
OPCo	2015	5.25%	5.25%	5.25%	200,000	200,000

Notes Payable - Nonaffiliated
I&M	2013-2016	2.42%	1.913%-5.44%	2.029%-5.44%	224,376	234,590
SWEPCo	2012-2032	5.09%	4.58%-6.37%	6.37%-7.03%	88,375	45,000

Spent Nuclear Fuel Obligation (c)
I&M					265,249	265,065

Other Long-term Debt
APCo	2026	13.718%	13.718%	13.718%	2,383	2,408
I&M (d)	2015-2025	2.39%	1.72%-6.00%	6.00%	130,430	20,927
PSO	2027	3.00%	3.00%	3.00%	7,147	4,981

(a)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks, standby bond purchase agreements and insurance policies support certain series.

(b)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year – Nonaffiliated on the balance sheets.

(c)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 4).

(d)       In 2012, I&M issued a $110 million three-year credit facility to be used for general corporate purposes.

Long-term debt outstanding as of December 31, 2012 is payable as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2013	$574,679	$203,953	$856,000	$764	$3,250
2014	100,033	353,946	403,580	34,115	3,250
2015	500,038	253,730	286,000	427	306,750
2016	65,393	4,158	350,000	150,440	3,250
2017	250,049	1,479	-	454	253,250
After 2017	2,219,692	1,244,789	1,972,245	767,307	1,478,825
Principal Amount	3,709,884	2,062,055	3,867,825	953,507	2,048,575
Unamortized Discount, Net	(7,442)	(4,389)	(7,385)	(3,636)	(2,347)
Total Long-term Debt
Outstanding	$3,702,442	$2,057,666	$3,860,440	$949,871	$2,046,228

Dividend Restrictions

The Registrant Subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the Registrant Subsidiaries to transfer funds to Parent in the form of dividends.

Federal Power Act

The Federal Power Act prohibits each of the Registrant Subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.” The term “capital account” is not defined in the Federal Power Act or its regulations. Management understands “capital account” to mean the book value of the common stock.

Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generating plants. Because of their respective ownership of such plants, this reserve applies to APCo, I&M and OPCo.

None of these restrictions limit the ability of the Registrant Subsidiaries to pay dividends out of retained earnings.

Utility Money Pool – AEP System

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of the subsidiaries. The corporate borrowing program includes a Utility Money Pool, which funds AEP's utility subsidiaries. The AEP System Utility Money Pool operates in accordance with the terms and conditions approved in a regulatory order. The amount of outstanding loans (borrowings) to/from the Utility Money Pool as of December 31, 2012 and 2011 is included in Advances to/from Affiliates on each of the Registrant Subsidiaries' balance sheets. The Utility Money Pool participants' money pool activity and their corresponding authorized borrowing limits for the years ended December 31, 2012 and 2011 are described in the following tables:

Year Ended December 31, 2012:

					Net
					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2012	Limit
	(in thousands)
APCo	$350,153	$23,504	$161,363	$22,821	$(150,941)	$600,000
I&M	-	362,733	-	202,439	116,977	500,000
OPCo	126,975	290,356	47,820	105,154	116,422	600,000
PSO	-	177,778	-	92,697	10,558	300,000
SWEPCo	227,087	173,778	147,338	78,994	153,829	350,000

Year Ended December 31, 2011:

					Net
					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2011	Limit
	(in thousands)
APCo	$217,876	$393,811	$117,378	$96,186	$(176,240)	$600,000
I&M	57,352	219,386	23,793	56,999	95,714	500,000
OPCo	46,761	452,187	31,365	225,728	219,458	600,000
PSO	96,034	255,611	41,971	88,805	39,876	300,000
SWEPCo	136,752	105,184	47,232	38,798	(132,473)	350,000

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2012	2011	2010
Maximum Interest Rate	0.56%	0.56%	0.55%
Minimum Interest Rate	0.39%	0.06%	0.09%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool for the years ended December 31, 2012, 2011 and 2010 are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate			Average Interest Rate
	for Funds Borrowed			for Funds Loaned
	from Utility Money Pool for			to Utility Money Pool for
	Years Ended December 31,			Years Ended December 31,
Company	2012	2011	2010	2012	2011	2010
APCo	0.47%	0.42%	0.26%	0.47%	0.32%	-%
I&M	-%	0.39%	0.43%	0.46%	0.38%	0.24%
OPCo	0.47%	0.45%	-%	0.47%	0.35%	0.22%
PSO	-%	0.41%	0.31%	0.46%	0.32%	0.17%
SWEPCo	0.53%	0.40%	0.19%	0.45%	0.33%	0.27%

Interest expense related to the Utility Money Pool is included in Interest Expense on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries incurred interest expense for amounts borrowed from the Utility Money Pool as follows:

	Years Ended December 31,
Company	2012	2011	2010
		(in thousands)
APCo	$772	$198	$611
I&M	-	20	17
OPCo	555	12	16
PSO	11	85	102
SWEPCo	977	174	11

Interest income related to the Utility Money Pool is included in Interest Income on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries earned interest income for amounts advanced to the Utility Money Pool as follows:

	Years Ended December 31,
Company	2012	2011	2010
		(in thousands)
APCo	$123	$313	$9
I&M	963	226	219
OPCo	1,038	820	708
PSO	435	250	19
SWEPCo	320	32	438

Sale of Receivables – AEP Credit

Under a sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit's financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary's receivables. APCo does not have regulatory authority to sell its West Virginia accounts receivable. The costs of customer accounts receivable sold are reported in Other Operation expense on the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries manage and service their customer accounts receivable sold.

In 2012, AEP Credit renewed its receivables securitization agreement. The agreement provides a commitment of $700 million from bank conduits to finance receivables from AEP Credit. A commitment of $385 million expires in June 2013 and the remaining commitment of $315 million expires in June 2015.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary as of December 31, 2012 and 2011 was as follows:

	December 31,
Company	2012	2011
	(in thousands)
APCo	$153,719	$121,605
I&M	123,447	121,597
OPCo	300,675	346,695
PSO	85,530	123,172
SWEPCo	132,449	140,440

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$6,883	$9,612	$9,194
I&M	6,121	6,168	6,770
OPCo	20,312	18,851	20,630
PSO	7,054	6,363	5,406
SWEPCo	6,140	5,672	5,688

The Registrant Subsidiaries' proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$1,353,920	$1,248,253	$1,418,487
I&M	1,344,260	1,323,068	1,283,955
OPCo	2,952,723	3,461,758	3,495,609
PSO	1,157,174	1,299,190	1,196,586
SWEPCo	1,481,925	1,495,397	1,402,525

Southwestern Electric Power Co [Member]
Financing Activities

12. FINANCING ACTIVITIES

Preferred Stock

In December 2011, the Registrant Subsidiaries redeemed all of their outstanding preferred stock, resulting in a loss, which is included in Preferred Stock Dividend Requirements Including Capital Stock Expense on the statements of income. The par value of preferred stock redeemed and the loss recorded by the Registrant Subsidiaries was as follows:

	Par Value of	Loss on
Company	Stock Redeemed	Redemption
	(in thousands)
APCo	$17,736	$1,013
I&M	8,072	314
OPCo	16,613	488
PSO	4,882	254
SWEPCo	4,694	369

		Number of Shares Redeemed
		Years Ended December 31,
Company	Series	2011	2010
APCo	4.50%	177,465	53
I&M	4.12%	11,055	-
I&M	4.125%	55,257	44
I&M	4.56%	14,412	-
OPCo	4.08%	14,495	100
OPCo	4.20%	22,824	-
OPCo	4.40%	31,482	-
OPCo	4.50%	97,357	6
PSO	4.00%	44,508	-
PSO	4.24%	4,310	3,759
SWEPCo	4.28%	7,386	-
SWEPCo	4.65%	1,907	-
SWEPCo	5.00%	37,665	8

Long-term Debt

There are certain limitations on establishing liens against the Registrant Subsidiaries' assets under their respective indentures. None of the long-term debt obligations of the Registrant Subsidiaries have been guaranteed or secured by AEP or any of its affiliates.

The following details long-term debt outstanding as of December 31, 2012 and 2011:

		Weighted
		Average
		Interest
		Rate as of			Outstanding as of
		December 31,	Interest Rate Ranges as of December 31,		December 31,
Company	Maturity	2012	2012	2011	2012	2011
Senior Unsecured Notes					(in thousands)
APCo	2012-2038	5.43%	0.685%-7.95%	3.40%-7.95%	$3,167,559	$3,141,843
I&M	2012-2037	6.24%	5.05%-7.00%	5.05%-7.00%	1,171,080	1,270,599
OPCo	2012-2035	5.84%	4.85%-6.60%	0.955%-6.60%	3,142,615	3,291,823
PSO	2016-2037	5.52%	4.40%-6.625%	4.40%-6.625%	896,364	896,023
SWEPCo	2015-2040	5.56%	3.55%-6.45%	4.90%-6.45%	1,822,653	1,548,437

Pollution Control Bonds (a)
APCo	2012-2038 (b)	2.01%	0.12%-5.375%	0.07%-6.05%	532,500	582,000
I&M	2012-2025 (b)	4.03%	0.11%-6.25%	0.06%-6.25%	266,531	266,494
OPCo	2012-2038 (b)	3.72%	0.13%-5.80%	0.07%-5.80%	517,825	562,325
PSO	2014-2020	5.03%	4.45%-5.25%	4.45%-5.25%	46,360	46,360
SWEPCo	2015-2018	4.28%	3.25%-4.95%	3.25%-4.95%	135,200	135,200

Notes Payable - Affiliated
OPCo	2015	5.25%	5.25%	5.25%	200,000	200,000

Notes Payable - Nonaffiliated
I&M	2013-2016	2.42%	1.913%-5.44%	2.029%-5.44%	224,376	234,590
SWEPCo	2012-2032	5.09%	4.58%-6.37%	6.37%-7.03%	88,375	45,000

Spent Nuclear Fuel Obligation (c)
I&M					265,249	265,065

Other Long-term Debt
APCo	2026	13.718%	13.718%	13.718%	2,383	2,408
I&M (d)	2015-2025	2.39%	1.72%-6.00%	6.00%	130,430	20,927
PSO	2027	3.00%	3.00%	3.00%	7,147	4,981

(a)       For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks, standby bond purchase agreements and insurance policies support certain series.

(b)       Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year – Nonaffiliated on the balance sheets.

(c)       Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 4).

(d)       In 2012, I&M issued a $110 million three-year credit facility to be used for general corporate purposes.

Long-term debt outstanding as of December 31, 2012 is payable as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2013	$574,679	$203,953	$856,000	$764	$3,250
2014	100,033	353,946	403,580	34,115	3,250
2015	500,038	253,730	286,000	427	306,750
2016	65,393	4,158	350,000	150,440	3,250
2017	250,049	1,479	-	454	253,250
After 2017	2,219,692	1,244,789	1,972,245	767,307	1,478,825
Principal Amount	3,709,884	2,062,055	3,867,825	953,507	2,048,575
Unamortized Discount, Net	(7,442)	(4,389)	(7,385)	(3,636)	(2,347)
Total Long-term Debt
Outstanding	$3,702,442	$2,057,666	$3,860,440	$949,871	$2,046,228

Dividend Restrictions

The Registrant Subsidiaries pay dividends to Parent provided funds are legally available. Various financing arrangements and regulatory requirements may impose certain restrictions on the ability of the Registrant Subsidiaries to transfer funds to Parent in the form of dividends.

Federal Power Act

The Federal Power Act prohibits each of the Registrant Subsidiaries from participating “in the making or paying of any dividends of such public utility from any funds properly included in capital account.” The term “capital account” is not defined in the Federal Power Act or its regulations. Management understands “capital account” to mean the book value of the common stock.

Additionally, the Federal Power Act creates a reserve on earnings attributable to hydroelectric generating plants. Because of their respective ownership of such plants, this reserve applies to APCo, I&M and OPCo.

None of these restrictions limit the ability of the Registrant Subsidiaries to pay dividends out of retained earnings.

Utility Money Pool – AEP System

The AEP System uses a corporate borrowing program to meet the short-term borrowing needs of the subsidiaries. The corporate borrowing program includes a Utility Money Pool, which funds AEP's utility subsidiaries. The AEP System Utility Money Pool operates in accordance with the terms and conditions approved in a regulatory order. The amount of outstanding loans (borrowings) to/from the Utility Money Pool as of December 31, 2012 and 2011 is included in Advances to/from Affiliates on each of the Registrant Subsidiaries' balance sheets. The Utility Money Pool participants' money pool activity and their corresponding authorized borrowing limits for the years ended December 31, 2012 and 2011 are described in the following tables:

Year Ended December 31, 2012:

					Net
					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2012	Limit
	(in thousands)
APCo	$350,153	$23,504	$161,363	$22,821	$(150,941)	$600,000
I&M	-	362,733	-	202,439	116,977	500,000
OPCo	126,975	290,356	47,820	105,154	116,422	600,000
PSO	-	177,778	-	92,697	10,558	300,000
SWEPCo	227,087	173,778	147,338	78,994	153,829	350,000

Year Ended December 31, 2011:

					Net
					Loans
	Maximum	Maximum	Average	Average	(Borrowings)	Authorized
	Borrowings	Loans	Borrowings	Loans	to/from Utility	Short-term
	from Utility	to Utility	from Utility	to Utility	Money Pool as of	Borrowing
Company	Money Pool	Money Pool	Money Pool	Money Pool	December 31, 2011	Limit
	(in thousands)
APCo	$217,876	$393,811	$117,378	$96,186	$(176,240)	$600,000
I&M	57,352	219,386	23,793	56,999	95,714	500,000
OPCo	46,761	452,187	31,365	225,728	219,458	600,000
PSO	96,034	255,611	41,971	88,805	39,876	300,000
SWEPCo	136,752	105,184	47,232	38,798	(132,473)	350,000

The maximum and minimum interest rates for funds either borrowed from or loaned to the Utility Money Pool were as follows:

	Years Ended December 31,
	2012	2011	2010
Maximum Interest Rate	0.56%	0.56%	0.55%
Minimum Interest Rate	0.39%	0.06%	0.09%

The average interest rates for funds borrowed from and loaned to the Utility Money Pool for the years ended December 31, 2012, 2011 and 2010 are summarized for all Registrant Subsidiaries in the following table:

	Average Interest Rate			Average Interest Rate
	for Funds Borrowed			for Funds Loaned
	from Utility Money Pool for			to Utility Money Pool for
	Years Ended December 31,			Years Ended December 31,
Company	2012	2011	2010	2012	2011	2010
APCo	0.47%	0.42%	0.26%	0.47%	0.32%	-%
I&M	-%	0.39%	0.43%	0.46%	0.38%	0.24%
OPCo	0.47%	0.45%	-%	0.47%	0.35%	0.22%
PSO	-%	0.41%	0.31%	0.46%	0.32%	0.17%
SWEPCo	0.53%	0.40%	0.19%	0.45%	0.33%	0.27%

Interest expense related to the Utility Money Pool is included in Interest Expense on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries incurred interest expense for amounts borrowed from the Utility Money Pool as follows:

	Years Ended December 31,
Company	2012	2011	2010
		(in thousands)
APCo	$772	$198	$611
I&M	-	20	17
OPCo	555	12	16
PSO	11	85	102
SWEPCo	977	174	11

Interest income related to the Utility Money Pool is included in Interest Income on each of the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries earned interest income for amounts advanced to the Utility Money Pool as follows:

	Years Ended December 31,
Company	2012	2011	2010
		(in thousands)
APCo	$123	$313	$9
I&M	963	226	219
OPCo	1,038	820	708
PSO	435	250	19
SWEPCo	320	32	438

Short-term Debt

The Registrant Subsidiaries’ outstanding short-term debt was as follows:

		December 31,
		2012		2011
		Outstanding	Interest	Outstanding	Interest
Company	Type of Debt	Amount	Rate (a)	Amount	Rate (a)
		(in thousands)		(in thousands)
SWEPCo	Line of Credit – Sabine	$2,603	1.82%	$17,016	1.79%

(a)		Weighted average rate.

Credit Facilities

For a discussion of credit facilities, see “Letters of Credit” section of Note 4.

Sale of Receivables – AEP Credit

Under a sale of receivables arrangement, the Registrant Subsidiaries sell, without recourse, certain of their customer accounts receivable and accrued unbilled revenue balances to AEP Credit and are charged a fee based on AEP Credit's financing costs, administrative costs and uncollectible accounts experience for each Registrant Subsidiary's receivables. APCo does not have regulatory authority to sell its West Virginia accounts receivable. The costs of customer accounts receivable sold are reported in Other Operation expense on the Registrant Subsidiaries' statements of income. The Registrant Subsidiaries manage and service their customer accounts receivable sold.

In 2012, AEP Credit renewed its receivables securitization agreement. The agreement provides a commitment of $700 million from bank conduits to finance receivables from AEP Credit. A commitment of $385 million expires in June 2013 and the remaining commitment of $315 million expires in June 2015.

The amount of accounts receivable and accrued unbilled revenues under the sale of receivables agreement for each Registrant Subsidiary as of December 31, 2012 and 2011 was as follows:

	December 31,
Company	2012	2011
	(in thousands)
APCo	$153,719	$121,605
I&M	123,447	121,597
OPCo	300,675	346,695
PSO	85,530	123,172
SWEPCo	132,449	140,440

The fees paid by the Registrant Subsidiaries to AEP Credit for customer accounts receivable sold were:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$6,883	$9,612	$9,194
I&M	6,121	6,168	6,770
OPCo	20,312	18,851	20,630
PSO	7,054	6,363	5,406
SWEPCo	6,140	5,672	5,688

The Registrant Subsidiaries' proceeds on the sale of receivables to AEP Credit were:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$1,353,920	$1,248,253	$1,418,487
I&M	1,344,260	1,323,068	1,283,955
OPCo	2,952,723	3,461,758	3,495,609
PSO	1,157,174	1,299,190	1,196,586
SWEPCo	1,481,925	1,495,397	1,402,525